INTANGIBLE ASSETS, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended													3 Months Ended	12 Months Ended
	Dec. 31, 2011 asset	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Acquired technical know-how	Dec. 31, 2010 Acquired technical know-how	Dec. 31, 2011 Acquired technology	Dec. 31, 2010 Acquired technology	Dec. 31, 2011 Acquired customer relationships	Dec. 31, 2010 Acquired customer relationships	Dec. 31, 2011 Other intangible assets	Dec. 31, 2010 Other intangible assets	Dec. 31, 2011 Trade name	Dec. 31, 2010 Trade name	Sep. 30, 2011 Technology related to roof-top PV panels	Dec. 31, 2011 MSK trade name	Dec. 31, 2011 KTL trade name
Intangible assets subject to amortization
Gross Carrying Amount	$ 56.8	$ 87.0		$ 2.3	$ 2.3	$ 9.1	$ 41.2	$ 35.6	$ 33.8	$ 9.8	$ 9.7
Accumulated Amortization	(39.7)	(25.2)		(1.9)	(1.8)	(9.0)	(7.2)	(20.1)	(14.0)	(8.7)	(2.2)
Net	17.1	61.8		0.4	0.5	0.1	34.0	15.5	19.8	1.1	7.5
Intangible assets not subject to amortization
Carrying amount												5.9	94.2
Total intangible assets, net
Gross Carrying Amount	62.7	181.2
Accumulated Amortization	(39.7)	(25.2)		(1.9)	(1.8)	(9.0)	(7.2)	(20.1)	(14.0)	(8.7)	(2.2)
Net	23.0	156.0
Impairment charges														33.8	91.9
External revenue as percentage of total sales, maximum																2.00%
Amortization expense	13.4	7.4	8.2
Annual amortization expenses of the intangible assets
2012	5.2
2013	3.5
2014	1.7
2015	1.4
2016	$ 5.2
Number of indefinite-lived intangible assets	2